LONG-TERM LOANS	12 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
9.	LONG-TERM LOANS

Long-term loans consist of the followings:

	As of March 31,
	2012	2013
	$	$

Unsecured bank loans repayable monthly with maturity date of August 20, 2013, interest at 1.75% p.a. below the Bank's Prime Rate in Hong Kong	187	56

Unsecured bank loans repayable monthly with maturity date of August 26, 2013, interest at 1.75% p.a. below the Bank's Prime Rate in Hong Kong	187	56
Total long-term loans	374	112
Current portion of long-term loans	(262)	(112)
Non-current portion of long-term loans	112	-

Scheduled maturities of the Group's long-term loans as of March 31, 2013 are as follows:

$
Year ending March 31
2014	112